Label	Element	Value
BNY Mellon Institutional S&P 500 Stock Index Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks to match the total return of the S&P 500® Index.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 2.69% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	2.69%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflects the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 95% of its total assets in common stocks included in the S&P 500® Index. To replicate index performance, the fund's portfolio managers use a passive management approach and generally purchase all of the securities comprising the S&P 500® Index (though, at times, the fund may invest in a representative sample of the S&P 500® Index). Because the fund has expenses, performance will tend to be slightly lower than that of the S&P 500® Index. The fund attempts to have a correlation between its performance and that of the S&P 500® Index of at least ..95, before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The S&P 500® Index is an unmanaged index that measures the performance of the large-cap segment of the U.S. market. Considered to be a proxy of the U.S. equity market, the index is composed of 500 constituent companies. Standard & Poor's weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors. As of February 2026, companies included in the S&P 500® Index generally must have market capitalizations of $22.7 billion or more.

The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the index is concentrated. In addition, to the extent the fund purchases securities comprising the S&P 500® Index, the fund may, from time to time, invest a significant portion of its assets in securities of companies in certain sectors, such as the information technology sector.

"Standard & Poor's®," "S&P®," "Standard & Poor's 500®" and "S&P 500®" are trademarks of Standard & Poor's Financial Services, LLC (Standard & Poor's), and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class I shares from year to year. The table compares the average annual total returns of the fund's Class I shares to those of the S&P 500® Index, a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.bny.com/investments. Prior to August 31, 2016, the fund's Class I shares were undesignated.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The table compares the average annual total returns of the fund's Class I shares to those of the S&P 500® Index, a broad measure of market performance.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2020, Q2: 20.48 Worst Quarter 2020, Q1: (19.63)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/25)
BNY Mellon Institutional S&P 500 Stock Index Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon Institutional S&P 500 Stock Index Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Institutional S&P 500 Stock Index Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Institutional S&P 500 Stock Index Fund | · Risks of stock investing
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

BNY Mellon Institutional S&P 500 Stock Index Fund | · Indexing strategy risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Indexing strategy risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

BNY Mellon Institutional S&P 500 Stock Index Fund | · Concentration risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Concentration risk: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the index is concentrated. To the extent the fund concentrates in a particular industry or group of industries or sector, it may be more susceptible to economic conditions and risks affecting those industries or sectors.

BNY Mellon Institutional S&P 500 Stock Index Fund | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

BNY Mellon Institutional S&P 500 Stock Index Fund | · Non-diversification risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Non-diversification risk: Because the fund seeks to closely track the composition of the index, from time to time, more than 25% of the fund's total assets may be invested in issuers representing more than 5% of the fund's total assets due to an index rebalance or market movement, which would result in the fund being non-diversified under the Investment Company Act of 1940, as amended. A non-diversified fund may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

BNY Mellon Institutional S&P 500 Stock Index Fund | S&P 500® Index reflects no deductions for fees, expenses or taxes
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.81%
BNY Mellon Institutional S&P 500 Stock Index Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSPIX
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.22%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.21%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 22
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	68
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	118
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 268
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	20.48%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(19.63%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.63%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.59%
Annual Return [Percent]	oef_AnnlRtrPct	11.74%
Annual Return [Percent]	oef_AnnlRtrPct	21.58%
Annual Return [Percent]	oef_AnnlRtrPct	(4.59%)
Annual Return [Percent]	oef_AnnlRtrPct	31.29%
Annual Return [Percent]	oef_AnnlRtrPct	18.18%
Annual Return [Percent]	oef_AnnlRtrPct	28.49%
Annual Return [Percent]	oef_AnnlRtrPct	(18.30%)
Annual Return [Percent]	oef_AnnlRtrPct	26.03%
Annual Return [Percent]	oef_AnnlRtrPct	24.73%
Annual Return [Percent]	oef_AnnlRtrPct	17.63%
BNY Mellon Institutional S&P 500 Stock Index Fund | Class I | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.35%
BNY Mellon Institutional S&P 500 Stock Index Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions and sale of fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.55%

[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to pay all of the fund's expenses, except management fees, interest expenses, brokerage fees, commissions and commitment fees on borrowings if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. BNY Mellon Investment Adviser, Inc. has further agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members (in the amount of .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.